Term Deposits	12 Months Ended
Dec. 31, 2019
Deposit Asset [Abstract]
Term Deposits

10      Term Deposits

Term deposits comprised the following:

	As of
	December 31, 2019	December 31, 2018
Short term deposits in banks	62,418	—
Term Deposits	62,418	—

Deposits represent interest bearing deposit with a commercial bank for a fixed period of more than 3 months.